CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 407,588	$ 69,273
Restricted cash	1,587	1,129
Inventories	17,545,153
Accounts receivable, net	15,157,384	9,170,996
Accounts receivable, related party	9,571
Other receivables, net	4,182,706	4,704,455
Other receivables, related party	1,941,723	1,427,829
Prepayments, net	36,588	80,834
Assets related to discontinued operation		6,077,554
Total current assets	39,282,300	21,532,070
Non-current assets:
Operating lease, right-of-use asset	2,353,083	40,596
Prepayments	2,388,435	2,495,570
Property, plant and equipment, net	3,544,751	3,817,015
Intangible assets, net		1,368,424
Long-term investments	1,694,269	1,722,999
Assets related to discontinued operation		3,300,184
Total non-current assets	9,980,538	12,744,788
Total assets	49,262,838	34,276,858
Current liabilities:
Short-term loans - banks	273,713	473,825
Taxes payable	805,577	841,334
Accounts payable	318,729	324,991
Other payables and accrued liabilities	4,027,883	9,014,057
Other payables - related party		22,643
Operating lease liabilities - current	235,470	11,261
Customer deposits	3,020	19,629
Liability related to discontinued operation		6,700,468
Total current liabilities	5,664,392	17,408,208
Non-current liabilities:
Operating lease liability	2,141,421	31,041
Long-term loans banks
Long-term loans – related party	834,950	914,771
Convertible notes payable		1,393,499
Total other liabilities	2,976,371	2,339,311
Total liabilities	8,640,763	19,747,519
Shareholder’s equity
Ordinary shares, $0.01 par value, 500,000,000 shares authorized, 58,398,281 shares issued and outstanding as of December 31, 2023, 9,894,734 shares issued and outstanding as of December 31, 2022	583,982	98,947
Additional paid-in capital	93,828,090	44,145,826
Statutory reserves	2,143,252	2,143,252
Retained earnings	(56,832,015)	(35,113,598)
Accumulated other comprehensive loss	898,766	834,513
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	40,622,075	12,108,940
Non-controlling interests		2,420,399
Total Equity	40,622,075	14,529,339
Total liabilities and shareholders’ equity	$ 49,262,838	$ 34,276,858